Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Impact of enterprise resource planning implementation costs on the income statement	$ 0.0	$ 0.0	$ 1.0
Acquisition related right to licence	$ 1.2
Computer Software [Member] | Bottom of Range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	1 year
Computer Software [Member] | Top of Range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Patents [member] | Top of Range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	20 years